Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) (Plan investment funds managed by insurance companies) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 Other Funds INR	Mar. 31, 2010 Other Funds INR
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 3.8	170.1	190.4
Actual return on plan assets held at reporting date			16.4
Purchases, sales and settlements	0.2	8.0	(36.7)
Ending Balance	$ 4.0	178.1	170.1